Equity (Details Narrative) - USD ($)					12 Months Ended
	Aug. 01, 2016	Jul. 07, 2016	Mar. 21, 2016	Mar. 09, 2015	Dec. 31, 2016	Dec. 31, 2015	Oct. 07, 2016	Sep. 28, 2016	May 25, 2016	May 24, 2016	Sep. 30, 2015	Sep. 09, 2015	Dec. 16, 2013	Mar. 28, 2011
Common stock, per share					$ 0.0001	$ 0.0001
Common stock shares, issued					1,475,318	314,065
Common stock shares, outstanding					1,475,318	314,065
Common stock shares, authorized					150,000,000	50,000,000
Preferred stock, shares authorized					5,000,000	5,000,000
Number of common stock shares sold				137,481
Warrant terms				5 years
Warrant exercise price			$ 18.44	$ 137.5
Proceeds from sale of securities			$ 1,400,000	$ 12,400,000
Number of warrants to purchase common shares			5,867		2,029,912
Gross proceeds from offering, cost					$ 15,000,000
Stock option vested number of grant, shares					23,401
Number of common stock awards reserved for future issuance					1,694									20,000
Stock option granted					28,331
Stock option vesting period					3 years
Fair value of stock option					$ 526,000	$ 338,000
Weighted average of the remaining contractual life					8 years 8 months 12 days
Aggregate intrinsic value of the total exercisable warrants and options					$ 955,000
Weighted average fair value of warrants and options granted					$ 3.11	$ 77.75
Unrecognized compensation cost weighted-average period					9 months 29 days
Unvested stock-based compensation					$ 1,000,000
Three Year Vesting Period [Member]
Stock option granted					161,025
Stock option vested number of shares					4,320
Two Year Vesting Period [Member]
Stock option granted					32,000
One Year Vesting Period [Member]
Stock option granted					83,941
Board of Directors and Stockholders [Member] | 2013 Plan [Member]
Stock option vested number of grant, shares					690,800			252,000		400,000		18,800
Number of common stock awards reserved for future issuance					233,189								20,000
Chief Executive Officer [Member]
Stock option granted					328,698	8,599
Exercise price range lower limit					$ 1.86	$ 42.5
Exercise price range upper limit					$ 12.5	$ 207.5
Stock option vesting period					3 years
Fair value of stock option	$ 200,000				$ 1,023,000	$ 660,000
Employees and Directors [Member]
Stock option granted					328,698	8,599
Exercise price range lower limit					$ 1.86	$ 42.5
Exercise price range upper limit					$ 12.5	$ 207.5
Fair value of stock option					$ 1,023,000	$ 660,000
Capital Units [Member]
Common stock shares, authorized					155,000,000
Warrant [Member]
Number of common stock shares sold				137,481
Restricted Stock [Member]
Stock option granted					7,866
Restricted Stock [Member] | Three Year Vesting Period [Member]
Stock option granted					1,881
Restricted Stock [Member] | One Year Vesting Period [Member]
Stock option granted					70,500	1,732
Restricted Stock [Member] | 6 Month Lock Up Period [Member]
Stock option granted					370
Restricted Stock [Member] | 6 Month Vesting Period [Member]
Stock option granted					1,330
Restricted Stock [Member] | Chief Executive Officer [Member]
Stock option granted					129,825	7,866
Fair value of stock option					$ 545,000	$ 1,157,000
Restricted Stock [Member] | Employees and Directors [Member]
Stock option granted					129,825	7,866
Fair value of stock option					$ 545,000	$ 1,157,000
Series B Convertible Preferred Stock [Member]
Conversion stock shares converted					130,903
Convertible preferred stock shares issued					916,321
Underwritten Public Offering And Private Placement [Member]
Warrant terms			5 years
Number of common shares sold			117,327
Share price			$ 14.75
Underwritten Public Offering And Private Placement [Member] | Warrant [Member]
Warrant exercise price			$ 14.75
Proceeds from sale of securities			$ 1,700,000
Number of warrants to purchase common shares			58,668
July 2016 Offering [Member]
Number of warrants to purchase common shares					38,691
July 2016 Offering [Member] | Series B Convertible Preferred Stock [Member]
Number of common shares sold		442,424
Number of warrants to purchase common shares		1,769,696
Share price		$ 33.00
Conversion stock shares converted		4
Convertible preferred stock conversion price per share		$ 8.25
Cumulative dividend, percentage		15.00%
Exercise price		$ 5.00
Gross proceeds from offering, cost		$ 14,600,000
Minimum [Member]
Gross proceeds from offering, cost					$ 25,000,000
Secretary of State of Delaware A Certificate of Amendment [Member]
Common stock, per share								$ 0.0001			$ 0.0001
Common stock shares, issued											35,700,000
Common stock shares, outstanding											1,400,000
Secretary of State of Delaware A Certificate of Amendment [Member] | Minimum [Member]
Common stock shares, issued							1,400,000				300,000
Common stock shares, outstanding											300,000
Common stock shares, authorized									50,000,000		50,000,000
Secretary of State of Delaware A Certificate of Amendment [Member] | Minimum [Member] | Restricted Stock [Member]
Common stock shares, issued							1,400,000
Secretary of State of Delaware A Certificate of Amendment [Member] | Minimum [Member] | Restricted Stock [Member]
Common stock shares, issued											300,000
Common stock shares, outstanding											300,000
Secretary of State of Delaware A Certificate of Amendment [Member] | Maximum [Member]
Common stock shares, issued							35,700,000				3,100,000
Common stock shares, outstanding											3,100,000
Common stock shares, authorized									150,000,000		125,000,000
Secretary of State of Delaware A Certificate of Amendment [Member] | Maximum [Member] | Restricted Stock [Member]
Common stock shares, issued							35,700,000
Secretary of State of Delaware A Certificate of Amendment [Member] | Maximum [Member] | Restricted Stock [Member]
Common stock shares, issued											3,100,000
Common stock shares, outstanding											3,100,000